Summary of Significant Accounting Policies - Product warranties, current and non-current and Revenue recognition (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Accrued warranty	¥ 842,345	¥ 1,289,959		¥ 604,027	¥ 233,366
Including: Accrued warranty, current		152,648	¥ 154,276	111,645
Accrued warranty, non-current		¥ 1,137,311		¥ 492,382